Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000212830
Shareholder Report [Line Items]
Fund Name	Hundredfold Select Alternative Fund
Trading Symbol	SFHYX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$232	2.20%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Hundredfold Select Alternative Fund	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
Aug-2014	$10,000	$10,000	$10,000
Aug-2015	$9,978	$10,048	$10,155
Aug-2016	$10,486	$11,309	$10,761
Aug-2017	$11,366	$13,145	$10,814
Aug-2018	$11,824	$15,730	$10,701
Aug-2019	$12,061	$16,189	$11,789
Aug-2020	$15,419	$19,740	$12,553
Aug-2021	$18,362	$25,893	$12,542
Aug-2022	$16,982	$22,986	$11,098
Aug-2023	$16,727	$26,650	$10,965
Aug-2024	$18,495	$33,882	$11,765

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Hundredfold Select Alternative Fund	10.57%	8.93%	6.34%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%
S&P 500® Index	27.14%	15.92%	12.98%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 31, 2024
AssetsNet	$ 151,798,792
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,702,017
InvestmentCompanyPortfolioTurnover	334.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$151,798,792
Number of Portfolio Holdings	26
Advisory Fee	$1,702,017
Portfolio Turnover	334%

Holdings [Text Block]

Investment Model Exposure 2.02 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Value	Value
Bond Other	76.30
High Yield Bond	65.97
Equity	39.70
Floating Rate	12.12
Net Managed Futures	8.01
Alternative Other	0.00

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended August 31, 2024.
C000212831
Shareholder Report [Line Items]
Fund Name	Hundredfold Select Alternative Fund
Trading Symbol	HFSAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$136	1.29%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.29%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Hundredfold Select Alternative Fund	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
Aug-2014	$1,000,000	$1,000,000	$1,000,000
Aug-2015	$1,006,542	$1,004,779	$1,015,549
Aug-2016	$1,067,656	$1,130,909	$1,076,142
Aug-2017	$1,167,838	$1,314,502	$1,081,437
Aug-2018	$1,225,500	$1,572,953	$1,070,091
Aug-2019	$1,261,651	$1,618,908	$1,178,947
Aug-2020	$1,628,011	$1,974,044	$1,255,263
Aug-2021	$1,956,558	$2,589,268	$1,254,207
Aug-2022	$1,826,695	$2,298,555	$1,109,775
Aug-2023	$1,815,867	$2,665,049	$1,096,533
Aug-2024	$2,025,771	$3,388,219	$1,176,539

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Hundredfold Select Alternative Fund	11.56%	9.93%	7.31%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%
S&P 500® Index	27.14%	15.92%	12.98%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 31, 2024
AssetsNet	$ 151,798,792
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,702,017
InvestmentCompanyPortfolioTurnover	334.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$151,798,792
Number of Portfolio Holdings	26
Advisory Fee	$1,702,017
Portfolio Turnover	334%

Holdings [Text Block]

Investment Model Exposure 2.02 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Value	Value
Bond Other	76.30
High Yield Bond	65.97
Equity	39.70
Floating Rate	12.12
Net Managed Futures	8.01
Alternative Other	0.00

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended August 31, 2024.